Pensions and Other Long-Term Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Significant Components of Long-term Liability for Employee Benefits

The following table presents the significant components of the long-term liability for employee benefits:

	Successor	Predecessor
	Year ended December 31,	Year ended December 31,
	2012	2011
Defined benefit pension plans in Belgium	$9	$7
Compensation career termination – early retirement in Belgium	2	5
Other long-term employee benefits in Belgium	1	1
Long-term employee compensation in other entities	4	—

Total long-term liability for employee benefits	$16	$13

Reconciliation of Projected Benefit Obligations, Plan Assets and Funded Status of Defined Benefit Plans

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of these defined benefit plans:

	Successor	Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation, beginning of period	$—	$16
Acquisition	19
Service cost	1	1
Interest cost	1	1
Actuarial loss in year	2	2
(Benefits paid) transfers in year	—	(1)
Foreign currency exchange rate changes	(2)	(1)

Benefit obligation, end of period	21	18

Change in plan assets:
Fair value of plan assets, beginning of period	$—	$11
Acquisition	11
Actual return on plan assets	1	1
Company contributions	1	1
Benefits paid	—	(1)
Foreign currency exchange rate changes	(1)	(1)

Fair value of plan assets, end of period	12	11

Funded status, end of period	$(9)	$(7)

Net Periodic Benefit Costs for Defined Benefit Pension Plan

Net periodic benefit costs for the defined benefit pension plan for year ended December 31, 2012, 2011 and 2010, respectively, is as follows:

	Successor	Predecessor
	Year ended December 31,	January 1 through February 14,	Year ended December 31,	Year ended December 31,
	2012	2012	2011	2010
Service cost	$1	$—	$1	$1
Interest cost	1	—	1	1
Expected return on plan assets	(1)	—	(1)	(1)
Amortization of actuarial gain/loss	—	—	—	—
Amortization of prior service cost	—	—	—	—

Net periodic benefit costs	$1	$—	$1	$1

Accumulated Benefit Obligation	The information below includes all plans.

	Year ended December 31, 2012	Year ended December 31, 2011
Accumulated benefit obligation	$17	$12

Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The information below relates to plans with accumulated benefit obligations in excess of plan assets.

	Year ended December 31, 2012	Year ended December 31, 2011
Projected benefit obligation	$25	$18
Accumulated benefit obligation	$17	$12
Fair value of plan assets	$13	$11

Plans with Projected Benefit Obligations in Excess of Plan Assets

The information below relates to plans with projected benefit obligations in excess of plan assets.

	Year ended December 31, 2012	Year ended December 31, 2011
Projected benefit obligation	$25	$18
Fair value of plan assets	$13	$11

Future Expected Contributions by Pension Plans

As of December 31, 2012, future expected contributions by our pension plans which reflect expected future service, as appropriate, were as follows:

	2013	2014	2015	2016	2017	2018-2021
Belgian pension plans	1.1	1.3	1.3	1.3	1.3	5.3

Defined benefit pension plans [Member]
Assumptions Used in Determining Net Benefit Costs and Benefit Liabilities for Pension Plans/ Early Retirement Benefit Obligation

The assumptions used in determining net benefit costs and benefit liabilities for our pension plans were as follows:

	2012	2011	2010
Discount rate	3.0%	4.0%	4.5%
Expected rate of return on assets	4.5%	4.5%	4.5%
Future salary increases	3.5%	3.5%	3.5%
Future pension increases	2.0%	2.0%	2.0%

Benefit Obligation [Member]
Assumptions Used in Determining Net Benefit Costs and Benefit Liabilities for Pension Plans/ Early Retirement Benefit Obligation

The principal assumptions used in determining the early retirement benefit obligation under this plan are shown below:

	2012	2011	2010
Discount rate	3.0%	4.0%	4.5%
Rate of inflation	2.0%	2.0%	2.0%